Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance of share-based compensation awards	7.7
Stock option expiration period	10 years
Recognized share-based compensation expense	$ 48.8	$ 39.8	$ 23.5
Restricted stock [Member] | Non-employee directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards restrictions eliminated period	After one year
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards vesting period	3 years
Minimum [Member] | Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards vesting period	1 year
Minimum [Member] | Restricted stock [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards vesting period	2 years
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards vesting period	5 years
Maximum [Member] | Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards vesting period	4 years
Maximum [Member] | Restricted stock [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards vesting period	4 years